Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Ship Construction Contracts
Schedule of minimum annual payments for contractual obligations

As of December 31, 2019, minimum annual payments for non-cancelable ship construction contracts with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2020	$556,784
2021	279,254
2022	1,595,262
2023	1,439,097
2024	888,790
Thereafter	829,303
Total minimum annual payments	$5,588,490

Port Facility Commitments
Schedule of minimum annual payments for contractual obligations

As of December 31, 2019, future commitments to pay for usage of certain port facilities were as follows (in thousands):

Year	Amount
2020	$79,418
2021	67,671
2022	68,049
2023	70,100
2024	75,112
Thereafter	1,726,575
Total port facility future commitments	$2,086,925